Document and Entity Information	May 09, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Beachbody Company, Inc.
Amendment Flag	false
Entity Central Index Key	0001826889
Document Type	8-K
Document Period End Date	May 09, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39735
Entity Tax Identification Number	85-3222090
Entity Address, Address Line One	400 Continental Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	883-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	BODY
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A common stock at an exercise price of $11.50
Trading Symbol	BODY WS
Security Exchange Name	NYSE